Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS INC
Entity Central Index Key	0000865733
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000029059 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Short-Term Bond Fund
Trading Symbol	HOSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short-Term Bond Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Short-Term Bond Fund	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 4.09% for the one-year period ended December 31, 2024, outperforming its performance benchmark, the ICE BofA 1-5 Year U.S. Corporate/Government Index, which returned 3.91%.
Key contributors to the Fund’s outperformance included allocations to asset-backed securities and collateralized mortgage obligations (CMOs) as well as investment-grade corporate bonds in the financial and industrial sectors. Mortgage-backed securities (MBS), which are not included in the performance benchmark, also contributed positively, particularly as investment-grade credit spreads narrowed over the year.
Detracting from performance was the Fund’s underweight position in U.S. Treasuries as well as exposures to agency commercial MBS, which are also not included in the performance benchmark. Additionally, the performance benchmark’s lack of transaction costs and expenses slightly exacerbated relative performance challenges.
The team continued its active management of duration and sector allocation relative to the performance benchmark, leveraging interest rate volatility and sector opportunities to optimize the Fund’s positioning. Strategic reallocations during the year included increasing exposure to corporate bonds, CMOs and MBS while reducing U.S. Treasuries, seeking to enhance yield and capitalize on evolving market dynamics.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Short-Term Bond Fund	4.09%	1.52%	1.70%
Short-Term Bond Fund—excluding sales load	4.09%	1.52%	1.70%
Regulatory Benchmark - Bloomberg U.S. Aggregate Index	1.25%	(0.33)%	1.35%
Performance Benchmark - ICE BofA 1-5 Year Corp./Gov. Index	3.91%	1.33%	1.70%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 435,063,362
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 2,630,726
Investment Company Portfolio Turnover	322.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$435,063,362
Total Number of Portfolio Holdings	259
Management Fees	$2,630,726
Portfolio Turnover	322%
Weighted Average Maturity (Years)	2.78

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Corporate bonds—other	34.3%
U.S. government and agency obligations	30.1%
Asset-backed securities	11.9%
Mortgage-backed securities	11.5%
Yankee bonds	10.0%
Corporate bonds—government guaranteed	0.4%
Municipal bonds	0.0%
Short-term and other assets	1.8%
Total	100.0%

C000029062 [Member]
Shareholder Report [Line Items]
Fund Name	Small-Company Stock Fund
Class Name	Small-Company Stock Fund
Trading Symbol	HSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small-Company Stock Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Small-Company Stock Fund	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 8.52% for the one-year period ended December 31, 2024, underperforming its performance benchmark, the Russell 2000 Index, which returned 11.54%.
Sector allocation overall was a positive contributor to Fund performance, with an underweight in the health care sector and overweights in the information technology and industrials sectors offsetting an overweight position in the energy sector and an underweight position in the consumer staples sector.
Stock selection was the source for all of the underperformance during the annual period. Two industrial companies were the top performers: Comfort Systems USA, Inc., a leading mechanical and electrical engineering provider, and Applied Industrial Technologies, Inc., a distributor of bearings, seals, and power transmission and fluid power components. The biggest detractors were Atkore, Inc., a provider of electrical conduits and components for industrial building, and AMN Healthcare Services, Inc., a temporary nurse staffing company.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Small-Company Stock Fund	8.52%	9.24%	5.88%
Small-Company Stock Fund—excluding sales load	8.52%	9.24%	5.88%
Regulatory Benchmark - S&P 500 Index	25.02%	14.53%	13.10%
Performance Benchmark - Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 238,291,048
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,018,284
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$238,291,048
Total Number of Portfolio Holdings	54
Management Fees	$2,018,284
Portfolio Turnover	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Industrials	25.2%
Financials	19.4%
Information technology	15.9%
Health care	13.9%
Consumer discretionary	7.6%
Materials	6.5%
Energy	6.5%
Real estate	2.7%
Short-term and other assets	2.3%
Total	100.0%
Top 10 Holdings
Federal Signal Corp.	3.6%
Applied Industrial Technologies, Inc.	3.5%
Integer Holdings Corp.	3.3%
Descartes Systems Group Inc. (The)	3.3%
Comfort Systems USA, Inc.	3.1%
Altair Engineering Inc.	3.1%
FB Financial Corp.	3.0%
Summit Materials, Inc.	3.0%
ESAB Corp.	2.9%
Kinsale Capital Group, Inc.	2.8%
Total	31.6%

Largest Holdings [Text Block]
Top 10 Holdings
Federal Signal Corp.	3.6%
Applied Industrial Technologies, Inc.	3.5%
Integer Holdings Corp.	3.3%
Descartes Systems Group Inc. (The)	3.3%
Comfort Systems USA, Inc.	3.1%
Altair Engineering Inc.	3.1%
FB Financial Corp.	3.0%
Summit Materials, Inc.	3.0%
ESAB Corp.	2.9%
Kinsale Capital Group, Inc.	2.8%
Total	31.6%

C000029063 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
Trading Symbol	HISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
International Equity Fund	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 1.01% for the one-year period ended December 31, 2024, trailing its benchmark, the MSCI EAFE Index, which returned 3.82%.
By sector, poor-performing stocks in consumer staples and industrials were the largest detractors from the Fund’s relative returns. In consumer staples, French cosmetics company L’Oreal SA, whose growth has long been underpinned by the Chinese cosmetics market, finally succumbed to the consumer slowdown there that it had previously navigated with more aplomb than its competitors. In industrials, the Fund’s performance was hurt by poor stocks within capital goods, where Swedish holdings Atlas Copco AB and Epiroc AB underperformed the industry group.
Strong stocks in consumer discretionary and the Fund’s relative underweight in this sector contributed to returns. Relative returns were also helped by the Fund’s lack of holdings in the underperforming utilities and real estate sectors.
Viewed by geography, the Fund underperformed in Japan and Europe, both outside the eurozone (U.K. and Denmark) and inside the eurozone (Germany and France). The deep value rally in Japan was a headwind for the Fund’s fast-growing high-quality holdings, such as Unicharm Corp. The company makes disposable adult diapers and feminine care products, one of the most stable areas of consumer demand especially in the aging societies of Japan and China, its two largest markets. Strong stocks in Pacific ex-Japan (Singapore) and the Fund’s modest off-benchmark investments in emerging markets contributed to relative performance. Strong returns in emerging markets were driven by Taiwanese semiconductor manufacturer TSMC. Shares of the stock were strong throughout the year and surged in the fourth quarter after the company increased its full-year revenue growth forecast from 25% to 30%, citing artificial intelligence demand for leading-edge technologies and better-than-expected growth in smartphones.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in the Fund and a broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
International Equity Fund	1.01%	4.98%	6.06%
International Equity Fund—excluding sales load	1.01%	4.98%	6.06%
MSCI®EAFE®Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 86,350,478
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 661,004
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$86,350,478
Total Number of Portfolio Holdings	48
Management Fees	$661,004
Portfolio Turnover	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Country Diversification
Japan	19.3%
Germany	10.3%
Britain	9.3%
Switzerland	9.1%
France	9.0%
Sweden	8.5%
Canada	7.7%
Singapore	4.9%
Denmark	3.3%
Hong Kong	3.1%
Spain	3.1%
Taiwan	2.5%
United States of America	2.0%
Australia	1.8%
Netherlands	1.6%
India	1.0%
Republic of South Korea	0.9%
China	0.7%
Short-term and other assets	1.9%
Total	100.0%
Top 10 Holdings
DBS Group Holdings Ltd.	4.9%
Chugai Pharmaceutical Co., Ltd.	4.0%
Manulife Financial Corp.	3.9%
Allianz SE REG	3.8%
Haleon PLC	3.7%
Schneider Electric SE	3.7%
Shell PLC	3.6%
Sony Group Corp.	3.5%
Roche Holding AG REG	3.3%
Banco Bilboa Vizcaya Argentaria SA	3.1%
Total	37.5%

Largest Holdings [Text Block]
Top 10 Holdings
DBS Group Holdings Ltd.	4.9%
Chugai Pharmaceutical Co., Ltd.	4.0%
Manulife Financial Corp.	3.9%
Allianz SE REG	3.8%
Haleon PLC	3.7%
Schneider Electric SE	3.7%
Shell PLC	3.6%
Sony Group Corp.	3.5%
Roche Holding AG REG	3.3%
Banco Bilboa Vizcaya Argentaria SA	3.1%
Total	37.5%

C000029057 [Member]
Shareholder Report [Line Items]
Fund Name	Daily Income Fund
Class Name	Daily Income Fund
Trading Symbol	HDIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Daily Income Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Daily Income Fund	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table represent past performance, which is no guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Daily Income Fund	4.68%	2.11%	1.32%
Daily Income Fund—excluding sales load	4.68%	2.11%	1.32%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 224,355,912
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 878,524
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$224,355,912
Total Number of Portfolio Holdings	84
Management Fees	$878,524
7-Day Yield	3.99%
Weighted Average Maturity (Days)	36

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
U.S. government and agency obligations	70.3%
Repurchase agreements	13.3%
Short-term and other assets*	16.4%
Total	100.0%
*	Represents investment in an unaffiliated U.S. government money market fund.

C000029060 [Member]
Shareholder Report [Line Items]
Fund Name	Stock Index Fund
Class Name	Stock Index Fund
Trading Symbol	HSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stock Index Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Stock Index Fund	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Expenses Represent Both Master and Feeder [Text]	Stock Index Fund operates as a feeder fund with all of its assets invested in the BlackRock S&P 500 Index Master Portfolio ("Master Portfolio"). The expense table reflects the expenses of both the feeder fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 24.39% for the one-year period ending December 31, 2024, underperforming the U.S. equity market, as represented by the Fund’s benchmark, the Standard & Poor’s (S&P) 500® Index, which returned 25.02%.
In 2024, U.S. equity markets experienced significant growth, driven by investor optimism in artificial intelligence-related companies and strong earnings reports which helped buoy U.S. indices such as the S&P 500. The Federal Reserve (Fed) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter. The S&P 500 Index pushed above 5,450 points in June 2024. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter saw a mix of optimism and caution with an extended bull market early in the quarter followed by market volatility and finally new market highs at the end of the quarter due to the Fed cutting rates by 50 basis points.  U.S. equities remained positive in the fourth quarter despite sell-offs in October and December due to a strong rally in November among certain sectors that were bolstered by the U.S. general election results. The S&P 500 continued to notch new all-time highs, pushing the index above 6,000 points in November 2024.
From a Global Industry Classification Standard sector perspective, communication services (40.23%), information technology (36.61%) and financials (30.56%) were the best performing sectors, whereas materials (-0.04%), health care (2.58%) and real estate (5.23%) were among the worst performing sectors.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in the Fund and a broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Stock Index Fund	24.39%	13.97%	12.51%
Stock Index Fund—excluding sales load	24.39%	13.97%	12.51%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 261,342,363
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 24,819
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.  Both the number of portfolio holdings and portfolio turnover represent the holdings and portfolio turnover of the Master Portfolio in which the Stock Index Fund is fully invested.
Fund Net Assets	$261,342,363
Total Number of Portfolio Holdings	507
Management Fees	$24,819
Portfolio Turnover	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and top 10 holdings of the Master Portfolio, shown as a percentage of total investments.
Sector Diversification
Information technology	32.3%
Financials	14.2%
Consumer discretionary	11.2%
Health care	10.0%
Communication	9.3%
Industrials	8.1%
Consumer staples	5.5%
Energy	3.2%
Utilities	2.3%
Real estate	2.1%
Materials	1.9%
Total	100%
Top 10 Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.6%
Tesla Inc.	2.3%
Broadcom Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JP Morgan Chase & Co.	1.4%
Total	38.8%

Largest Holdings [Text Block]
Top 10 Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.6%
Tesla Inc.	2.3%
Broadcom Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JP Morgan Chase & Co.	1.4%
Total	38.8%

C000029058 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Securities Fund
Class Name	Short-Term Government Securities Fund
Trading Symbol	HOXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short-Term Government Securities Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Short-Term Government Securities Fund	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 3.07% for the one-year period ended December 31, 2024, underperforming its performance benchmark, the ICE BofA 1-5 Year U.S. Treasury Index, which returned 3.41%.
Contributors to the Fund’s underperformance included its underweight position in U.S. Treasuries, exposure to agency commercial mortgage-backed securities (MBS) and the convexity of certain MBS. Since the performance benchmark consists solely of U.S. Treasuries, the Fund’s out-of-benchmark allocations incurred relative performance challenges, particularly when factoring in transaction costs and expenses, which are absent from the performance benchmark.
Offsetting these challenges, the Fund benefited from allocations to higher-yielding MBS, collateralized mortgage obligations, asset-backed securities, and agency securities backed by the full faith and credit of the U.S. government. The team maintained its strategy of actively managing the Fund’s duration relative to the performance benchmark, aiming to capitalize on interest rate volatility. This approach, combined with sector allocation, contributed positively to performance during a year characterized by evolving inflation data and shifting interest rate expectations.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Short-Term Government Securities Fund	3.07%	0.98%	1.12%
Short-Term Government Securities Fund—excluding sales load	3.07%	0.98%	1.12%
Regulatory Benchmark - Bloomberg U.S. Aggregate Index	1.25%	(0.33)%	1.35%
Performance Benchmark - ICE BofA 1-5 Year U.S. Treasury Index	3.41%	1.05%	1.37%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 57,194,090
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 257,715
Investment Company Portfolio Turnover	463.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$57,194,090
Total Number of Portfolio Holdings	94
Management Fees	$257,715
Portfolio Turnover	463%
Weighted Average Maturity (Years)	2.93

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
U.S. government and agency obligations	56.9%
Mortgage-backed securities	25.8%
Corporate bonds—government guaranteed	7.5%
Corporate bonds—other	4.1%
Asset-backed securities	3.3%
Short-term and other assets*	2.4%
Total	100.0%
*	Represents investment in an unaffiliated U.S. government money market fund.

C000029061 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Value Fund
Trading Symbol	HOVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Value Fund	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Performance
The Fund returned 14.31% for the one-year period ended December 31, 2024, in line with its performance benchmark, the Russell 1000 Value Index, which returned 14.37%.
Positive stock selection contributed to Fund performance. Communication services was the best sector thanks to Meta Platforms Inc., the world’s largest social media platform, as the business capitalized on AI opportunities to increase its earnings power. Financials also delivered outsized returns with Fiserv Inc., a leading payment technology company. An improving economic backdrop for corporations and consumers supported its strong performance.
Negative sector allocation detracted from Fund performance due to overweights in the health care and consumer discretionary sectors and an underweight in utilities. Weak performance in Ulta Beauty, Inc., a specialty retailer of cosmetic products, also impacted performance.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Value Fund	14.31%	10.41%	10.26%
Value Fund—excluding sales load	14.31%	10.41%	10.26%
Regulatory Benchmark - S&P 500 Index	25.02%	14.53%	13.10%
Performance Benchmark - Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 1,009,458,395
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,769,996
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$1,009,458,395
Total Number of Portfolio Holdings	51
Management Fees	$4,769,996
Portfolio Turnover	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Financials	24.1%
Industrials	18.6%
Health care	17.7%
Information technology	7.7%
Communication services	7.4%
Energy	6.6%
Consumer discretionary	6.6%
Materials	5.1%
Real estate	3.2%
Consumer staples	1.7%
Short-term and other assets	1.3%
Total	100.0%
Top 10 Holdings
JPMorgan Chase & Co.	4.8%
Goldman Sachs Group, Inc.	3.9%
Fiserv, Inc.	3.6%
Parker-Hannifin Corp.	3.5%
Honeywell International, Inc.	3.4%
Meta Platforms, Inc.	3.2%
AbbVie Inc.	3.2%
Boston Scientific Corp.	2.7%
Abbott Laboratories	2.6%
Microsoft Corp.	2.5%
Total	33.4%

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	4.8%
Goldman Sachs Group, Inc.	3.9%
Fiserv, Inc.	3.6%
Parker-Hannifin Corp.	3.5%
Honeywell International, Inc.	3.4%
Meta Platforms, Inc.	3.2%
AbbVie Inc.	3.2%
Boston Scientific Corp.	2.7%
Abbott Laboratories	2.6%
Microsoft Corp.	2.5%
Total	33.4%

C000029064 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Growth Fund
Trading Symbol	HNASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Growth Fund	$95	0.82%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 30.90% for the one-year period ended December 31, 2024 underperforming its performance benchmark, the Russell 1000 Growth Index which returned 33.36%. Both security selection and sector allocation dragged relative performance during the year.
Information technology was a notable detractor from relative performance due to unfavorable stock selection. Our lack of exposure to Broadcom, a semiconductor and software company, detracted. Shares of Broadcom surged during the period, benefiting from an acceleration in artificial intelligence-driven revenue for its networking business and upbeat guidance from company management late in the year.
The health care sector further weighed on relative results owing to an overweight allocation, which was partially offset by stock selection. In particular, our significant exposure to the health care providers and services industry hurt relative results as the managed care industry grappled with ongoing pressure from elevated utilization trends in Medicare Advantage and Medicaid.  Regulatory uncertainty also contributed generally to the sector’s underperformance.
Stock choices in energy detracted from relative performance. Shares of Schlumberger, fell in step with industry peers midway through the period. The stock faced additional selling pressure later in the period as investors reacted to company management’s subdued outlook for 2025.
In contrast, the industrials sector was the primary contributor to relative results, due to an underweight allocation coupled with favorable stock picks. Our position in Howmet Aerospace, a supplier of highly engineered materials for use in aerospace, defense, automotive, and industrial end markets, assisted relative performance.
The communication services sector further aided relative results due to an overweight allocation and stock selection. Shares of Spotify climbed higher throughout the year. The audio streaming platform company benefited from impressive execution as it continued to display progress on cost optimization efforts while maintaining healthy growth rates for both monthly active users and premium subscribers, despite recent price increases.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Growth Fund	30.90%	15.90%	15.73%
Growth Fund—excluding sales load	30.90%	15.90%	15.73%
Regulatory Benchmark - S&P 500 Index	25.02%	14.53%	13.10%
Performance Benchmark - Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 391,043,836
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,302,509
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$391,043,836
Total Number of Portfolio Holdings	49
Management Fees	$2,302,509
Portfolio Turnover	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Information technology	43.2%
Communication services	13.9%
Consumer discretionary	13.9%
Health care	13.5%
Financials	10.7%
Industrials	3.4%
Energy	0.6%
Short-term and other assets	0.8%
Total	100.0%
Top 10 Holdings
Microsoft Corp.	12.1%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	7.5%
Alphabet, Inc.	6.7%
Meta Platforms, Inc.	5.4%
Mastercard Inc.	3.7%
Intuit, Inc.	3.2%
Fiserv, Inc.	3.2%
UnitedHealth Group Inc.	2.5%
Total	61.9%

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	12.1%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	7.5%
Alphabet, Inc.	6.7%
Meta Platforms, Inc.	5.4%
Mastercard Inc.	3.7%
Intuit, Inc.	3.2%
Fiserv, Inc.	3.2%
UnitedHealth Group Inc.	2.5%
Total	61.9%